Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Sales of Halal products and services [Member]
Schedule of Revenue [Line Items]
Revenue	$ 50,580	$ 43,732